RISK MANAGEMENT - Exposure to credit risk and ECLs by segment (Details) - Other Accounts Receivable - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade receivables	$ 709,778	$ 732,560
Contribution Segmentation
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade receivables	71,903	130,552
Gas Segmentation
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade receivables	444,657	375,914
Energy Segmentation
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade receivables	139,172	99,841
Other Accounts Receivable Segmentation
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade receivables	54,046	$ 126,253
12-month ECL
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade receivables	395,849
12-month ECL | Contribution Segmentation
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade receivables	71,903
12-month ECL | Gas Segmentation
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade receivables	232,445
12-month ECL | Energy Segmentation
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade receivables	37,455
12-month ECL | Other Accounts Receivable Segmentation
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade receivables	54,046
Lifetime ECL | Not credit-impaired
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade receivables	138,082
Lifetime ECL | Not credit-impaired | Gas Segmentation
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade receivables	134,519
Lifetime ECL | Not credit-impaired | Energy Segmentation
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade receivables	3,563
Lifetime ECL | Credit-impaired
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade receivables	175,847
Lifetime ECL | Credit-impaired | Gas Segmentation
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade receivables	77,693
Lifetime ECL | Credit-impaired | Energy Segmentation
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade receivables	$ 98,154